Restatement - Consolidated Statements of Profits and Losses and Other Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Retail and wholesale revenues	$ 1,207,344	$ 586,219
Management fee income	2,317	40,418
Total revenues	1,209,661	626,637
Cost of goods sold	621,610	311,148
Gross profit before impact of biological assets	588,051	315,489
Realized fair value amounts included in inventory sold	(365,642)	(149,586)
Unrealized fair value gain on growth of biological assets	465,180	224,610
Gross profit	687,589	390,513
Operating expenses:
Selling, general and administrative	370,106	227,274
Share-based compensation	45,632	30,879
Depreciation and amortization	96,217	59,923
Total operating expenses	511,955	318,076
Income from operations	175,634	72,437
Other income (expense):
Interest income	629	6,484
Interest expense	(53,549)	(47,903)
Interest expense related to lease liabilities	(36,713)	(21,099)
Gain (loss) on investment	(2,974)	37,560
Other income (expense)	(3,658)	6,976
Total other expense	(110,838)	(41,641)
Loss on impairment of goodwill and other intangible assets	(14,573)	(23,659)
Income before provision for income taxes	64,796	30,796
Income tax expense	(173,926)	(87,550)
Net Loss	(109,130)	(56,754)
Less: Net income (loss) attributable to non-controlling interest	(7,399)	407
Net loss attributable to Curaleaf Holdings, Inc.	$ (101,731)	$ (57,161)
Loss per share - Basic (Dollar per share)	$ (0.15)	$ (0.10)
Loss per share - Diluted (Dollar per share)	$ (0.15)	$ (0.10)
Weighted average common shares outstanding - basic	698,759,274	557,192,899
Weighted average common shares outstanding - diluted	698,759,274	557,192,899
Previously Reported
Revenues:
Retail and wholesale revenues		$ 586,219
Management fee income		40,418
Total revenues		626,637
Cost of goods sold		311,148
Gross profit before impact of biological assets		315,489
Realized fair value amounts included in inventory sold		(149,586)
Unrealized fair value gain on growth of biological assets		224,610
Gross profit		390,513
Operating expenses:
Selling, general and administrative		227,274
Share-based compensation		30,879
Depreciation and amortization		68,676
Total operating expenses		326,829
Income from operations		63,684
Other income (expense):
Interest income		6,484
Interest expense		(47,903)
Interest expense related to lease liabilities		(21,099)
Gain (loss) on investment		37,560
Other income (expense)		6,976
Total other expense		(41,641)
Loss on impairment of goodwill and other intangible assets		(23,659)
Income before provision for income taxes		22,043
Income tax expense		(83,371)
Net Loss		(61,328)
Less: Net income (loss) attributable to non-controlling interest		407
Net loss attributable to Curaleaf Holdings, Inc.		$ (61,735)
Loss per share - Basic (Dollar per share)		$ (0.11)
Loss per share - Diluted (Dollar per share)		$ (0.11)
Weighted average common shares outstanding - basic		557,192,899
Weighted average common shares outstanding - diluted		557,192,899
Adjustment
Operating expenses:
Depreciation and amortization		$ (8,753)
Total operating expenses		(8,753)
Income from operations		8,753
Other income (expense):
Income before provision for income taxes		8,753
Income tax expense		(4,179)
Net Loss		4,574
Net loss attributable to Curaleaf Holdings, Inc.		$ 4,574
Loss per share - Basic (Dollar per share)		$ 0.01
Loss per share - Diluted (Dollar per share)		$ 0.01